Note 4 - Exploration and Evaluation Assets	6 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
4.	EXPLORATION AND EVALUATION ASSETS

During the period ended September 30, 2024 and year ended March 31, 2024, the following exploration expenditures were incurred on the exploration and evaluation of the Company’s assets:

	Zoro Property	Grass River Property	Winston Property	Peg North Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2024	$1,909,407	$45,255	$1,338,793	$400,000	$250,000	$11,730	$127,153	$4,082,338
Cash and Accrued Payables	-	130	90,729	100,000	50,000	-	-	240,859
Shares	-	-	-	100,000	50,000	-	-	150,000
Balance, September 30, 2024	1,909,407	45,385	1,429,522	600,000	350,000	11,730	127,153	4,473,197

Exploration costs
Balance, March 31, 2024	6,452,532	680,016	419,233	849,406	2,565,023	45,865	-	11,012,075
Assay	55,945	-	-	-	-	-	-	55,945
Drilling	42,950	-	-	-	-	-	-	42,950
Geological, consulting, and other	629,794	-	20,447	12,222	8,792	6,000	-	677,255
Exploration cost recovery	(200,000)	-	-	-	-	-	-	(200,000)
Balance, September 30, 2024	6,981,221	680,016	439,680	861,628	2,573,815	51,865	-	11,588,225

Total Balance – September 30, 2024	$8,890,628	$725,401	$1,869,202	$1,461,628	$2,923,815	$63,595	$127,153	$16,061,422

	Zoro Property	Grass River Property	Winston Property	Peg North Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2023	$1,909,407	$43,500	$1,334,548	$200,000	$150,000	$10,454	$-	$3,647,909
Cash	-	1,755	4,245	100,000	50,000	1,276	41,553	198,829
Shares	-	-	-	100,000	50,000	-	85,600	235,600
Balance, March 31, 2024	1,909,407	45,255	1,338,793	400,000	250,000	11,730	127,153	4,082,338

Exploration costs
Balance, March 31, 2023	4,653,559	596,124	371,909	660,472	2,509,453	38,365	-	8,829,882
Assay	-	-	-	15,188	2,669	-	-	17,857
Geological, consulting, and other	1,898,973	83,892	47,324	173,746	152,901	7,500	-	2,364,336
Exploration cost recovery	(100,000)	-	-	-	(100,000)	-	-	(200,000)
Balance, March 31, 2024	6,452,532	680,016	419,233	849,406	2,565,023	45,865	-	11,012,075

Total Balance – March 31, 2024	$8,361,939	$725,271	$1,758,026	$1,249,406	$2,815,023	$57,595	$127,153	$15,094,413

Zoro Property

The Company announced on January 4, 2024, to be the recipient of a $300,000 grant from the Manitoba Government for the Zoro Lithium Property to fund further exploration and development. During the year ended March 31, 2024, the Company received $100,000 of the $300,000 grant. The remaining $200,000 grant was received during the period ended September 30, 2024.

Grass River Property

During the period ended September 30, 2024, the Company incurred $130 ( March 31, 2024 -$1,755) in claim filing fees.

Peg North Property

During the year ended March 31, 2023, the Company entered into an option agreement to acquire a 100% interest in the Peg North claims located in the Snow Lake mining district in Manitoba. Under the terms of the option agreement (the "First Option"), in consideration for making aggregate cash payments of $750,000, issuing Strider Resources common shares having an aggregate value of $750,000, and incurring an aggregate of $3,000,000 in exploration expenditures on or before the fifth anniversary, the Company has the right to acquire a 100% interest in the Peg North Claims, subject only to a 2% net smelter return royalty granted to Strider (the "NSR"). The obligations under the First Option can be considered fulfilled under the terms as outlined in the schedule below:

a)	cash payments of $750,000 as follows:
i)	a cash payment of $100,000 on or before June 23, 2022 (paid);
ii)	a cash payment of $100,000 on or before June 28, 2023 (paid);
iii)	a cash payment of $100,000 on or before June 28, 2024 (paid);
iv)	a cash payment of $150,000 on or before June 28, 2025;
v)	a cash payment of $150,000 on or before June 28, 2026;
vi)	a cash payment of $150,000 on or before June 28, 2027; and

b)	the issuance of $750,000 in shares of the Company as follows:
i)	the issuance of $100,000 in common shares on or before June 23, 2022 (issued 10,526 shares);
ii)	the issuance of $100,000 in common shares on or before June 9, 2023 (issued 13,072 shares);
iii)	the issuance of $100,000 in common shares on or before June 28, 2024; (issued 28,818 shares);
iv)	the issuance of $150,000 in common shares on or before June 28, 2025;
v)	the issuance of $150,000 in common shares on or before June 28, 2026;
vi)	the issuance of $150,000 in common shares on or before June 28, 2027; and

c)	Incurring exploration expenditures totaling $3,000,000 (incurred $861,628 as of September 30, 2024; incurred $849,406 as of March 31, 2024) due on or before June 9, 2027.

Provided that the First Option has been exercised, the Company may purchase from Strider one half (1%) of the NSR for a cash payment of $1,500,000 (the “Second Option”) at any time prior to commencement of commercial production.

Winston Property

Ivanhoe/Emporia claims

In accordance with the terms and conditions of the underlying Ivanhoe/Emporia purchase agreement, the Optionors agreed to sell and convey Ivanhoe/Emporia Claims for the purchase price of $500,000 USD of which $361,375 USD remained due owing to the Robert Howe Educational Trust (“RHET”) upon closing on May 17, 2017. The Buyer agreed to pay RHET a monthly a royalty equal to the greater of the Minimum Monthly Royalty or Production Royalty determined in accordance with the following table:

Monthly Average Silver Price/Oz	Minimum Monthly Royalty	Production Royalty %
Less than $5.00	$125	3%
$5.00 ~ $6.99	$250	4%
$7.00 ~ $8.99	$500	5%
$9.00 ~ $10.99	$1,000	6%
$11.00 ~ $14.99	$1,500	7%
$15 or greater	$2,000	8%

All royalty payments made to RHET under the Minimum Monthly Royalty or Production Royalty of the agreement will be credited upon the purchase price. As of September 30, 2024, past payments totaling $221,055 USD ( March 31, 2024 - $201,535 USD) have been applied against the $500,000 USD purchase price. The remaining purchase price of $250,445 USD ( March 31, 2024 - $298,465 USD) may be satisfied in the form of ongoing advance royalty payments or lump-sum payment to finalize the property purchase. The accrued minimum monthly royalty payments outstanding as of September 30, 2024, totals $376,966 or $278,945 USD ( March 31, 2024 - $301,967, or $222,975 USD). Only the permanent production royalty of 2% of NSR on all ore mined on the Ivanhoe and Emporia lode claims, will remain as an encumbrance after the property has been purchased.

Jean Lake Property

The option agreement provides that in order for the Company to earn a 100% interest in the project it is required to make the following cash payments and share issuances to Mount Morgan Resources Ltd. and incur the following project exploration expenditures as follows:

a)	pay $25,000 in cash (paid) and issue common shares of the Company having a value of $25,000 (5,000 shares issued) on or before August 1, 2021;
b)	pay $50,000 in cash (paid), issue $50,000 in common shares (6,704 shares issued) and incur $50,000 in exploration expenditures (incurred) on or before July 30, 2022;
c)	pay $50,000 in cash (paid), issue $50,000 in common shares (6,128 shares issued) and incur $100,000 (accumulated) in exploration expenditures (incurred) by July 30, 2023;
d)	pay $50,000 in cash (paid) issue $50,000 (12,106 shares issued) in common shares and incur $150,000 (accumulated) in exploration expenditures (incurred) by July 30, 2024; and
e)	pay $75,000 in cash, issue $75,000 in common shares and incur $200,000 (accumulated) in exploration expenditures (incurred) by July 30, 2025.

Once the Company earns the interest, the Company will grant a 2% NSR to Mount Morgan Resources Ltd. The NSR may be reduced to 1% by the Company’s payment of $1,000,000 to the NSR holder.

During the year ended March 31, 2023, the Company entered into an agreement with the Manitoba Government to receive a grant of $300,000 for exploration work on the Jean Lake and Zoro Lithium properties and received $200,000 during the year ended March 31, 2023. The remaining $100,000 was received during the year ended March 31, 2024.

Lac Simard South Property

During the year ended March 31, 2024, the Company entered into an agreement, and earned a 100% interest in, the Lac Simard South property located in Quebec by paying $35,000 (paid) and issuing 10,700 common shares (issued and valued at $85,600). Additional costs as at September 30, 2024 included transfer fees of $Nil ( March 31, 2024 - $6,553). The Company also staked additional mineral claims within the area of this property.

Jol Lithium Property

During the year ended March 31, 2023, the Company entered into an agreement and acquired a 100% interest in the MB3530 claim located in the Snow Lake area of Manitoba. To earn the interest, the Company paid $8,000 and issued $2,454 in shares (364 shares issued). During the period ended September 30, 2024, the Company incurred $Nil ( March 31, 2024 - $1,276) in claim filing fees. The property is subject to a 2% NSR.